Other Non-financial Liabilities - Summary of Other Non-financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 40,225,155	$ 38,154,644
Creditors for sale of assets [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	379,702	897,319
Tax withholdings and collections payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	12,754,525	10,196,331
Payroll and Social Contributions Payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	8,913,600	10,652,292
Withholdings on Payroll Payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	530,925	560,350
Fess to Directors and Syndics [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	237,007	334,366
Value added tax [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	1,872,488	1,284,863
Sundry creditors [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	6,919,749	6,712,568
Tax payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	5,963,974	4,937,142
Obligations Arising from Contracts with Customers [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	2,152,830	2,035,750
Retirement payment orders pending settlement [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	119,351	136,735
Other non-financial liabilities [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 381,004	$ 406,928